Segment information (Details Narrative) - Customer [member]	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue percentage	80.00%	87.00%	81.00%	87.00%
Accounts receivable and other receivables percentage			62.00%	84.00%